Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)
	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Income (loss) before income taxes from continuing operations:
Israel	18,746	(4,761)	(390)
Non-Israeli	2,015	1,574	1,562

	20,761	(3,187)	1,172

Income tax expense from continuing operations:
Current:
Israel	(306)	56	28
Non-Israeli	635	122	372
	329	178	400

Deferred tax expense (benefit) from continuing operations:
Israel	1,867	(5,125)	620
Non-Israeli	(166)	72	(717)
	1,701	(5,053)	(97)

	2,030	(4,875)	303

Reconciliation of The Theoretical Income Tax Expense
The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Income (loss) before income taxes from continuing operations	20,761	(3,187)	1,172

Statutory tax rate	23%	24%	25%

Theoretical income tax expense (benefit)	4,775	(765)	293

Increase (decrease) in income tax expense resulting from:

Change in valuation allowance	(346)	(185)	(721)

Non-deductible expenses(*)	214	186	182

Differences between foreign currencies
and dollar-adjusted financial statements, net	240	(587)	(120)

Tax rate differential	(3,072)	633	(57)

Change in tax rate	-	182	592

Recognition of income tax benefit with respect to losses related to investment in subsidiaries	-	(4,929)	-

Other	219	590	134

Actual income tax expense (benefit)	2,030	(4,875)	303

(*)          Including non-deductible share based compensation.

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Deferred tax assets:
Allowance for doubtful accounts	81	92
Inventory write-down	267	376
Unearned revenue	275	63
Accrued expenses	441	367
Net operating losses (NOL) and tax credit carryforwards	1,904	4,218
Other temporary differences	138	113

Total gross deferred tax assets	3,106	5,229
Valuation allowance	-	(496)

Deferred tax asset, net of valuation allowance	3,106	4,733

Deferred tax liabilities:
Property, plant and equipment	(231)	(242)
Undistributed earnings	(509)	(424)
	(740)	(666)

Net deferred tax assets	2,366	4,067